Note 17 - Financial Instruments- Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Closing balance	$ 3,222	$ 3,216
Change in fair value of Warrants, included in the consolidated statements of comprehensive loss	256	641
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(146)
Closing balance	$ 3,332	3,222
Warrant [Member]
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets		$ (635)